Related party transactions - Transactions with related parties (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	May 31, 2024 CNY (¥)	May 31, 2024 HKD ($)	Mar. 31, 2024 HKD ($)
Related party transactions
Amounts earned by the Company	¥ 996,347	$ 137,300	¥ 941,168	¥ 868,687
Amount of cash and cash equivalents	145,487		248,125		$ 20,049
Cash held in accounts managed by Alipay
Related party transactions
Amount of cash and cash equivalents	5,863		9,848
Ant Group and its affiliates
Related party transactions
Amounts earned by the Company	17,159		12,865	11,805
Costs and expenses incurred	19,781		16,214	14,755
Ant Group and its affiliates | Cloud services revenue
Related party transactions
Amounts earned by the Company	11,113		8,814	8,409
Ant Group and its affiliates | Marketplace software technology services fee and other amounts earned
Related party transactions
Amounts earned by the Company	6,046		4,051	3,396
Ant Group and its affiliates | Payment processing and escrow services fee
Related party transactions
Costs and expenses incurred	15,467		13,164	12,484
Ant Group and its affiliates | Other services
Related party transactions
Costs and expenses incurred	4,314		3,050	¥ 2,271
Hong Kong Cingleot Investment Management Limited
Related party transactions
Loan facility guaranteed	7,000					$ 7,700
Current unsecured revolving loan facility							¥ 5,900	$ 6,500
Amount drawn down	¥ 4,697		¥ 4,744			$ 5,090			$ 5,233
Related parties who provide and receive certain services | Other related party transactions relating to services provided and received | Maximum
Related party transactions
Percentage of total revenue that are from related parties	1.00%	1.00%	1.00%	1.00%
Certain investees of the Company | Commercial arrangements related to cloud services
Related party transactions
Amounts earned by the Company	¥ 4,507		¥ 984	¥ 1,462
Certain investees of the Company | Commercial arrangements related to marketing services
Related party transactions
Costs and expenses incurred	1,010		736	382
Certain investees of the Company | Logistics services
Related party transactions
Amounts earned by the Company	4,573		2,540	1,140
Costs and expenses incurred	15,542		14,864	¥ 14,750
Certain investees of the Company | Loans
Related party transactions
Amount of outstanding loans	¥ 1,771		¥ 2,628
Certain investees of the Company | Loans | Maximum
Related party transactions
Remaining terms	5 years	5 years	2 years
Interest rate (as a percent)	10.00%	10.00%	10.00%